Retirement Benefits (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Curtailment (gain) loss	$ (28.0)
Defined benefit obligation, increase (decrease)		$ (1,590.0)	$ 2,830.0
Curtailment (gain) loss			159.0
Special termination benefit			354.7
Total accumulated benefit obligation for our defined benefit pension plans		12,570.0	13,670.0
Expense under the plans		$ 132.6	147.0	$ 155.4
Percentage of global investments in plan assets (in percentage)		80.00%
Expected contribution		$ 45.0
Marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation (in percentage)		70.00%
Developed markets
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation (in percentage)		30.00%
Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Special termination benefit			67.0
Restructuring, Settlement and Impairment Provisions
Defined Benefit Plan Disclosure [Line Items]
Special termination benefit			$ 446.7